Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments
Financial Instruments
15.	Financial Instruments

The Group’s financial instruments presented in the consolidated statements of financial position included cash and cash equivalents, accounts receivable, a long-term loan receivable from GTAC, non- current investments in debt and equity securities, and in securities in the form of an open-ended fund, accounts payable, outstanding debt, lease liabilities, and derivative financial instruments. For cash and cash equivalents, accounts receivable, accounts payable, and the current portion of long-term debt and lease liabilities, the carrying amounts approximate fair value due to the short maturity of these instruments. The fair value of the Group’s long-term debt securities is based on quoted market prices.

The fair value of long-term loans that the Group borrowed from leading Mexican banks (see Note 14), has been estimated using the borrowing rates currently available to the Group for bank loans with similar terms and average maturities. The fair value of non-current investments in financial instruments, and currency option and interest rate swap agreements were determined by using valuation techniques that maximize the use of observable market data.

The carrying amount and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2023 and 2022, were as follows:

	2023				2022
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
Assets:
Cash and cash equivalents	Ps.	32,586,352	Ps.	32,586,352	Ps.	51,130,992	Ps.	51,130,992
Trade accounts receivable, net		8,131,458		8,131,458		8,457,302		8,457,302
Long-term loan and interest receivable from GTAC (see Note 10)		948,549		953,423		853,163		857,006
Open-Ended Fund (see Note 9)		674,451		674,451		773,209		773,209
Publicly traded equity instruments (see Note 9)		1,912,150		1,912,150		2,611,053		2,611,053

Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	18,954,884	Ps.	20,432,901	Ps.	22,717,196	Ps.	24,313,064
Senior Notes due 2045		13,387,004		11,542,810		17,321,136		14,975,508
Senior Notes due 2037 and 2043		10,725,690		8,090,190		11,000,000		8,087,840
Senior Notes due 2026 and 2046		18,405,492		18,379,439		23,371,200		23,287,882
Senior Notes due 2049		11,191,163		10,035,228		13,675,853		12,199,681
Notes due 2027		4,500,000		4,233,150		4,500,000		4,238,640
Long-term loans payable to Mexican banks		12,650,000		12,789,686		13,650,000		13,775,125
Lease liabilities		7,291,550		7,334,492		8,369,072		8,497,104

The carrying amounts (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2023 and 2022, were as follows:

			Notional
			Amount
December 31, 2023:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swaps (a)	Ps.	251,738	Ps.	10,000,000	June 2024
Total assets	Ps.	251,738

			Notional
			Amount
December 31, 2022:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swaps (b)	Ps.	11,237	Ps.	2,500,000	February 2023
Interest rate swaps (a)		532,344	Ps.	10,000,000	June 2024
Total assets	Ps.	543,581
Liabilities:
Derivatives not recorded as accounting hedges:
TVI’s forwards (c)	Ps.	7,650	U.S.$	27,963	January through June 2023
Empresas Cablevisión’s forwards (d)		12,047	U.S.$	38,649	January through June 2023
Sky’s forwards (e)		16,903	U.S.$	58,000	January through June 2023
Forwards (f)		34,801	U.S.$	113,388	January through June 2023
Total liabilities	Ps.	71,401

(a)	In June and July 2019 and October 2020, the Company entered into derivative transaction agreements (interest rate swaps) through June 2024, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.10,000,000 as of December 31, 2023 and 2022. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.10,000,000 as of December 31, 2023 and 2022, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual weighted average fixed rate of 6.7620%. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative or income of Ps.220,127 in other comprehensive income or loss as of December 31, 2023. In 2023, the Company recorded a gain of Ps.457,522 in consolidated other finance income or expense.
(b)	In January 2018, the Company entered into derivative transaction agreements (interest rate swaps) through February 2023, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,500,000. Under this transaction, the Company received monthly payments based on aggregate notional amount of Ps.2,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.7485%. The Company recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative loss of Ps.19,612 in other comprehensive income or loss as of December 31, 2022. In 2022, the Company recorded a gain of Ps.387 in consolidated other finance income or expense.
(c)	As of December 31, 2022, TVI had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$28.0 million at an average rate of Ps.20.0975. As a result of the change in fair value of these agreements in the year ended December 31, 2023, the Company recorded a loss of Ps.69,387 in consolidated other finance income or expense.
(d)	As of December 31, 2022, Empresas Cablevisión had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$38.6 million at an average rate of Ps.20.1365. As a result of the change in fair value of these agreements in the year ended December 31, 2023, the Company recorded a loss of Ps.96,208 in consolidated other finance income or expense.
(e)	As of December 31, 2022, Sky had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$58.0 million at an average rate of Ps.20.1170. As a result of the change in fair value of these agreements in the year ended December 31, 2023, the Company recorded a loss of Ps.144,811 in consolidated other finance income or expense.
(f)	As of December 31, 2022, the Company had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$113.4 million at an average rate of Ps.20.1289. As a result of the change in fair value of these agreements, in the years ended December 31, 2023 and 2022, the Company recorded a loss of Ps.281,963 and Ps.66,690 in consolidated other finance income or expense, respectively.

Fair Value Measurement

Assets and Liabilities Measured at Fair Value on a Recurring Basis

All fair value adjustments as of December 31, 2023 and 2022, represent assets or liabilities measured at fair value on a recurring basis. In determining fair value, the Group’s financial instruments are separated into two categories: investments in financial assets at FVOCIL and derivative financial instruments.

Financial assets and liabilities measured at fair value as of December 31, 2023 and 2022:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2023		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	674,451	Ps.	—	Ps.	674,451	Ps.	—
Publicly traded equity instruments		1,912,150		1,912,150		—		—
Derivative financial instruments		251,738		—		251,738		—
Total	Ps.	2,838,339	Ps.	1,912,150	Ps.	926,189	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2022		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	773,209	Ps.	—	Ps.	773,209	Ps.	—
Publicly traded equity instruments		2,611,053		2,611,053		—		—
Derivative financial instruments		543,581		—		543,581		—
Total	Ps.	3,927,843	Ps.	2,611,053	Ps.	1,316,790	Ps.	—

Liabilities:
Derivative financial instruments	Ps.	71,401	Ps.	—	Ps.	71,401	Ps.	—
Total	Ps.	71,401	Ps.	—	Ps.	71,401	Ps.	—

Non-current Financial Assets

Investments in debt securities or with readily determinable fair values, are classified as non-current investments in financial instruments, and are recorded at fair value with unrealized gains and losses included in consolidated stockholders’ equity as accumulated other comprehensive result.

Non-current financial assets are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. Such instruments are classified in Level 1, Level 2, and Level 3, depending on the observability of the significant inputs.

Open-Ended Fund

The Group has an investment in an Open-Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the NAV per share as of such redemption date (see Notes 4 and 9).

Disclosures for Each Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3

The Corporate Finance Department of the Company has established rules for a proper portfolio asset classification according to the fair value hierarchy defined by the IFRS Standards. On a monthly basis, any new assets recognized in the portfolio are classified according to this criterion. Subsequently, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

Sensitivity analysis is performed on the Group’s investments with significant unobservable inputs (Level 3) in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out by the Corporate Finance Department of the Company.

Derivative Financial Instruments

Derivative financial instruments include swaps, forwards and options (see Notes 2 (w), 4 and 15).

The Group’s derivative portfolio is entirely over-the-counter (“OTC”). The Group’s derivatives are valued using industry standard valuation models; projecting future cash flows discounted to present value, using market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit spreads considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. All derivatives are classified in Level 2.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The majority of the Group’s non-financial instruments, which include the investment in shares of TelevisaUnivision, goodwill, intangible assets, inventories, transmission rights, property, plant and equipment and right-of-use assets are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually in the fourth quarter for goodwill and indefinite-lived intangible assets) such that a non-financial instrument is required to be evaluated for impairment, a resulting asset impairment would require that the non-financial instrument be recorded at the lower of carrying amount or its recoverable amount.

The impairment test for goodwill involves a comparison of the estimated fair value of each of the Group’s reporting units to its carrying amount, including goodwill. The Group determines the fair value of a reporting unit using the higher between the value in use and the fair value less costs to sell, which utilize significant unobservable inputs (Level 3) within the fair value hierarchy. The impairment test for intangible assets not subject to amortization involves a comparison of the estimated fair value of the intangible asset with its carrying amount. The Group determines the fair value of the intangible asset using a discounted cash flow analysis, which utilizes significant unobservable inputs (Level 3) within the fair value hierarchy. Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, perpetual growth rates, the amount and timing of expected future cash flows for a period of time that comprise five years, as well as relevant comparable company earnings multiples for the market-based approach.

Once an asset has been impaired, it is not remeasured at fair value on a recurring basis; however, it is still subject to fair value measurements to test for recoverability of the carrying amount.